Income Taxes - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Deductible advertising expenses exceeding the tax limit	¥ 18,945		¥ 45,438
Accrued expenses	50,516		41,458
Other deductible expenses exceeding the tax limit	448		427
Provisions for the prepayments and other non-current assets	14,761		10,125
Operating loss carry forward	431,335		579,821
Less: valuation allowances	(378,815)		(499,090)	¥ (390,833)
Total deferred tax assets	137,190		178,179
Deferred tax liabilities
Intangible assets	13,551		13,551
Contract assets	138,419		148,375
Advance from customer	8,757		17,964
Total deferred tax liabilities	160,727		179,890
Classification in the consolidated balance sheets:
Deferred tax assets	6,166	$ 894	11,840
Deferred tax liabilities	¥ 29,703	$ 4,307	¥ 13,551